Acquisitions - Summary of Purchase Price Allocation (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Mar. 24, 2025	Jan. 16, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Measurement period adjustments, Net identifiable assets acquired	$ 0
Goodwill	9,181			$ 8,946
Aurion Biotech, Inc.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	3	$ 3
Right-of-use assets	6	6
Deferred tax assets	43	43
Other current assets	6	6
Cash and cash equivalents	26	26
Non-current lease liabilities	(4)	(4)
Non-current financial debts	(1)	(1)
Deferred tax liabilities	(212)	(212)
Current financial debts	(34)	(34)
Current lease liabilities	(2)	(2)
Current income tax liabilities	(1)	(1)
Trade payables	(3)	(3)
Provisions and other current liabilities	(14)	(14)
Net identifiable assets acquired	743	743
Goodwill	140	140
Non-controlling interests	(27)	(27)
Net assets acquired as a result of business combination	856	856
Cash paid at closing	522	522
Previously-held investment in associated company	334	334
Total acquisition date fair value of consideration	856	856
Total acquisition date fair value of consideration		486
Aurion Biotech, Inc. | Current marketed products
Disclosure of detailed information about business combination [line items]
Intangible assets	110	105
Measurement period adjustments, Intangible assets	5
Aurion Biotech, Inc. | Acquired IPR&D
Disclosure of detailed information about business combination [line items]
Intangible assets	820	$ 825
Measurement period adjustments, Intangible assets	$ (5)
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment			$ 1
Right-of-use assets			1
Inventories			1
Cash and cash equivalents			6
Other assets			1
Deferred tax liabilities			(11)
Lease liabilities			(1)
Trade payables			(1)
Provisions and other current liabilities			(1)
Net identifiable assets acquired			33
Goodwill			90
Net assets acquired as a result of business combination			123
Cash paid at closing			78
Cash expected to be paid after closing			2
Previously-held FVOCI financial investment			11
Previously-held commercialization rights in intangible assets			9
Contingent consideration			9
Previously-held investment in associated company			14
Total acquisition date fair value of consideration			123
Cylite Pty Ltd. | Current marketed products
Disclosure of detailed information about business combination [line items]
Intangible assets			4
Cylite Pty Ltd. | Acquired IPR&D
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 33